Taxes (Detail) $ in Millions															1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Feb. 01, 2021	Jan. 01, 2021	Dec. 29, 2020 $ / l	Jan. 01, 2020 USD ($)	Jan. 01, 2020 MXN ($)	Dec. 27, 2019	Nov. 27, 2019	Nov. 18, 2019	Nov. 17, 2019	Jul. 01, 2019	Mar. 01, 2019	Feb. 28, 2019	Jan. 01, 2019	Aug. 31, 2018	Dec. 31, 2018	Jan. 31, 2021	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	May 31, 2020	Nov. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 item	Dec. 31, 2017
Disclosure of income taxes [Line Items]
Income tax rate																										30.00%	30.00%	30.00%
Adjustments for previous tax years																										30.30%
Mexico [member]
Disclosure of income taxes [Line Items]
Tax rate, dividends received, as a percent				30.00%	30.00%
Income tax rate																											30.00%	30.00%	30.00%
Excise tax per litre																											1.17
Argentina [member]
Disclosure of income taxes [Line Items]
Income tax rate																													35.00%
Sales Tax Rate																										1.50%
Argentina [member] | Sales taxes in the province of Buenos Aires [member]
Disclosure of income taxes [Line Items]
Sales Tax Rate																													1.75%
Argentina [member] | Sales Tax in City of Buenos Aires [member]
Disclosure of income taxes [Line Items]
Sales Tax Rate																										1.50%			1.00%
Colombia [member]
Disclosure of income taxes [Line Items]
Income tax rate																										32.00%	33.00%
Minimum assumed income tax rate																										1.50%	1.50%	3.50%
Capitalization Ratio | item																												3
Colombia [member] | Colombian resident individuals [Member]
Disclosure of income taxes [Line Items]
Tax on dividends																	15.00%						15.00%				15.00%
Colombia [member] | Foreign Nonresidents Individuals And Companies [Member]
Disclosure of income taxes [Line Items]
Tax on dividends															5.00%		7.50%		5.00%				7.50%				7.50%	5.00%
Colombia [member] | 0-1 year [member]
Disclosure of income taxes [Line Items]
Income tax rate																										31.00%
Colombia [member] | Later than one year [member]
Disclosure of income taxes [Line Items]
Income tax rate																										30.00%
Panama [member]
Disclosure of income taxes [Line Items]
Excise tax rate							5.0
Selective consumption tax									10.00%
Panama [member] | NonCarbonated Beverages [Member]
Disclosure of income taxes [Line Items]
Excise tax rate				5.0	5.0
Panama [member] | Carbonated Beverages [Member]
Disclosure of income taxes [Line Items]
Excise tax rate								7.0
Brazil [member]
Disclosure of income taxes [Line Items]
Income tax recoveries | $																										$ 2,523,000,000	$ 4,223,000,000
Excise tax rate	8													20.0	4.0	4.0	10.0	8.0	4.0	4.0	8.0	12.0
Percentage of federal production and sales taxes																										15.90%
Chile [member]
Disclosure of income taxes [Line Items]
Income tax rate																										27.00%
Nicaragua [member]
Disclosure of income taxes [Line Items]
Excise tax rate												9.0
Minimum alternative tax rate												1.00%
Uruguay [member]
Disclosure of income taxes [Line Items]
Excise tax credit | $ / l			1.15
Changes in tax rates or tax laws enacted or announced [member] | Mexico [member]
Disclosure of income taxes [Line Items]
Income tax rate				30.00%	30.00%
Threshold limit on deductible interest				$ 1	$ 20,000,000
Expiration term of nondeductible interest exceeding limit				10 years	10 years
Excise tax per litre				1.2616	1.2616
Changes in tax rates or tax laws enacted or announced [member] | Mexico [member] | Carbonated Beverages [Member]
Disclosure of income taxes [Line Items]
Excise tax rate				7.0	7.0																						5.0
Changes in tax rates or tax laws enacted or announced [member] | Mexico [member] | Caffeinated, Carbonated Beverages [Member]
Disclosure of income taxes [Line Items]
Excise tax rate				25	25
Changes in tax rates or tax laws enacted or announced [member] | Argentina [member]
Disclosure of income taxes [Line Items]
Income tax rate				30.00%	30.00%																					25.00%	30.00%	30.00%
Tax on dividends				7.00%	7.00%										7.00%		7.00%		7.00%				7.00%			13.00%	7.00%	7.00%
Changes in tax rates or tax laws enacted or announced [member] | Argentina [member] | Sales taxes in the province of Buenos Aires [member]
Disclosure of income taxes [Line Items]
Sales Tax Rate																												1.50%
Changes in tax rates or tax laws enacted or announced [member] | Argentina [member] | Sales Tax in City of Buenos Aires [member]
Disclosure of income taxes [Line Items]
Sales Tax Rate																								0.00%	0.50%	1.00%	1.50%	2.00%
Changes in tax rates or tax laws enacted or announced [member] | Colombia [member]
Disclosure of income taxes [Line Items]
Minimum assumed income tax rate																									0.00%	0.50%
Municipality sales tax, portion credited against income tax payable, as a percent																										100.00%	50.00%
Tax rate of dividend distribution													7.50%
Changes in tax rates or tax laws enacted or announced [member] | Colombia [member] | Colombian resident individuals [Member]
Disclosure of income taxes [Line Items]
Tax on dividends				10.00%	10.00%
Changes in tax rates or tax laws enacted or announced [member] | Colombia [member] | Foreign Nonresidents Individuals And Companies [Member]
Disclosure of income taxes [Line Items]
Municipality sales tax, portion credited against income tax payable, as a percent						100.00%
Tax on dividends				10.00%	10.00%								7.50%
Changes in tax rates or tax laws enacted or announced [member] | Panama [member]
Disclosure of income taxes [Line Items]
Selective consumption tax								10.00%
Changes in tax rates or tax laws enacted or announced [member] | Costa Rica [member]
Disclosure of income taxes [Line Items]
Value-added tax										13.00%
Percentage of capital gains										15.00%
Percentage of withholding taxes on salaries of employees										25.00%
Percentage of withholding taxes on compensations of employees										20.00%
Percentage of tax rate that exceeds EBITDA										20.00%
Changes in tax rates or tax laws enacted or announced [member] | Nicaragua [member]
Disclosure of income taxes [Line Items]
Excise tax rate		15.0																					11.0			13.0
Minimum alternative tax rate											3.00%